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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


             Report for the Calendar Year or Quarter Ended: 9/30/07


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York       October 15, 2007
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]


      -------------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   86431
                                          (thousands)

List of Other Included Managers:          None






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

                                     TITLE
                                     OF                         VALUE      SHRS. OR   SH/    PUT/   INVEST. OTHER  VOTING AUTHORITY
NAME OF ISSUER                       CLASS       CUSIP       (X $1000)   PRN. AMT.   PRN    CALL   DISCR.  MNGR.  SOLE SHARED NONE
--------------                       -----       -----       ---------    ---------   ---    ----   ------  -----  ----------------
3 M                                  COM         88579Y101       627          6700    SH            SOLE                SOLE
ALTRIA GROUP                         COM         02209S103       501          7200    SH            SOLE                SOLE
AMAZON                               COM         023135106       494          5300    SH            SOLE                SOLE
AMERICA MOVIL                        ADR         02364W105       326          5100    SH            SOLE                SOLE
AT&T                                 COM         00206R102       216          5100    SH            SOLE                SOLE
BANK OF AMERICA                      COM         060505104      3011         59900    SH            SOLE                SOLE
BARRICK GOLD                         COM         067901108      5655        140400    SH            SOLE                SOLE
BEST BUY                             COM         086516101      2711         58900    SH            SOLE                SOLE
BHP BILLITON                         ADR         088606108      1831         23300    SH            SOLE                SOLE
BIOGEN                               COM         09062X103       736         11100    SH            SOLE                SOLE
CATERPILLAR                          COM         149123101      1404         17900    SH            SOLE                SOLE
CELGENE                              COM         151020104       314          4400    SH            SOLE                SOLE
CHEVRON  ORATION                     COM         166764100       290          3100    SH            SOLE                SOLE
CISCO SYSTEMS                        COM         17275R102       437         13200    SH            SOLE                SOLE
CITIGROUP                            COM         172967101      3006         64400    SH            SOLE                SOLE
CME GROUP                            COM         12572Q105       529           900    SH            SOLE                SOLE
COACH                                COM         189754104       241          5100    SH            SOLE                SOLE
CONOCOPHILLIPS                       COM         20825C104       623          7100    SH            SOLE                SOLE
CUMMINS                              COM         231021106      3504         27400    SH            SOLE                SOLE
CVS CAREMARK                         COM         126650100       642         16200    SH            SOLE                SOLE
DEERE                                COM         244199105       401          2700    SH            SOLE                SOLE
DIAMOND OFFSHORE DRILLING            COM         25271C102       227          2000    SH            SOLE                SOLE
EBAY                                 COM         278642103       324          8300    SH            SOLE                SOLE
EMC                                  COM         268648102      1606         77200    SH            SOLE                SOLE
EXXON MOBIL                          COM         30231G102       250          2700    SH            SOLE                SOLE
FEDERAL NATL MTG ASSN                COM         313586109        85          1400    SH            SOLE                SOLE
FOSTER WHEELER                       COM         G36535139      1076          8200    SH            SOLE                SOLE
FRANKLIN RESOURCES                   COM         354613101      1594         12500    SH            SOLE                SOLE
FREEPORT MCMORAN                     COM         35671D857      1636         15600    SH            SOLE                SOLE
GENERAL ELECTRIC                     COM         369604103      2037         49200    SH            SOLE                SOLE
GENERAL MOTORS                       COM         370442105      3329         90700    SH            SOLE                SOLE
GOOGLE                               COM         38259P508       397           700    SH            SOLE                SOLE
HEWLETT-PACKARD                      COM         428236103       428          8600    SH            SOLE                SOLE
HOME DEPOT                           COM         437076102      2258         69600    SH            SOLE                SOLE
INTEL                                COM         458140100       442         17100    SH            SOLE                SOLE
INTL BUSINESS MACHINESS              COM         459200101       330          2800    SH            SOLE                SOLE
INTUITIVE SURGICAL                   COM         46120E602       230          1000    SH            SOLE                SOLE
JC PENNEY                            COM         708160106      1591         25100    SH            SOLE                SOLE
JPMORGAN CHASE                       COM         46625H100      2978         65000    SH            SOLE                SOLE
JUNIPER NETWORKS                     COM         48203R104       469         12800    SH            SOLE                SOLE
KOHLS                                COM         500255104      1445         25200    SH            SOLE                SOLE
LAS VEGAS SANDS                      COM         517834107      2348         17600    SH            SOLE                SOLE
LEGG MASON                           COM         524901105      2276         27000    SH            SOLE                SOLE
LEHMAN BROTHERS HLDGS                COM         524908100      3068         49700    SH            SOLE                SOLE
MARATHON OIL                         COM         565849106       405          7100    SH            SOLE                SOLE
MCDONALDS                            COM         580135101      1258         23100    SH            SOLE                SOLE
METLIFE                              COM         59156R108      1639         23500    SH            SOLE                SOLE
MORGAN STANLEY                       COM         617446448      2930         46500    SH            SOLE                SOLE
NVIDIA                               COM         67066G104       297          8200    SH            SOLE                SOLE
ORACLE                               COM         68389X105      5668        261800    SH            SOLE                SOLE
PEPSICO                              COM         713448108       300          4100    SH            SOLE                SOLE
PRUDENTIAL FINL                      COM         744320102      1669         17100    SH            SOLE                SOLE
SCHLUMBERGER                         COM         806857108      1239         11800    SH            SOLE                SOLE
SUNCOR ENERGY                        COM         867229106       294          3100    SH            SOLE                SOLE
TARGET                               COM         87612E106      1418         22300    SH            SOLE                SOLE
TESORO                               COM         881609101       285          6200    SH            SOLE                SOLE
TEXAS INSTRUMENTS                    COM         882508104       750         20500    SH            SOLE                SOLE
TRANSOCEAN                           ORD         G90078109       362          3200    SH            SOLE                SOLE
UNITEDHEALTH                         COM         91324P102      1400         28900    SH            SOLE                SOLE
VALERO ENERGY                        COM         91913Y100      1115         16600    SH            SOLE                SOLE
VERIZON                              COM         92343V104       438          9900    SH            SOLE                SOLE
WALT DISNEY                          COM         254687106      3205         93200    SH            SOLE                SOLE
WELLS FARGO                          COM         949746101      1606         45100    SH            SOLE                SOLE
WYETH                                COM         983024100      2232         50100    SH            SOLE                SOLE